CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Net (loss) income	$ (34,480)	$ 11,919	$ (28,710)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Amortization of right-of-use assets	1,844	1,680	1,449
Depreciation of property and equipment	12,314	10,149	9,858
Amortization of intangible assets	3,878	1,388	1,258
Share-based compensation	851	1,214	1,030
Loss (gain) on disposal of property and equipment	11	(51)	3
Impairment of long-term investments		132	1,408
Impairment of cryptocurrency assets			5,245
Impairment of property and equipment	8,764
Impairment of intangible assets	1,405	0	0
Other operating income from unfavorable contract	(5,407)
Gain on remeasurement of unfavorable contract	(2,225)
Changes in fair value of derivative instruments	(21)	(311)	35
Changes in fair value of cryptocurrency assets	4,356	(2,932)
Changes in fair value of payables settled by cryptocurrency assets	(7)	(37)
Loss of cryptocurrencies	1,266
Provision for credit losses			4,798
Write-off of prepayments	1,700	604
Loss from equity method investments	1	20	296
Gain on disposal of discontinued operations		(18,687)
Gain from short-term investments		(156)
Net gain on disposal of cryptocurrency assets			(6,214)
Gain from disposal of long-term investments			(614)
Changes in operating assets and liabilities:
Accounts receivable	(915)	1,280	(2,591)
Prepayments and other current assets	(3,932)	1,303	1,225
Cryptocurrency assets	(18,099)	(28,699)	(38,040)
Long-term prepayments and other non-current assets		1,692	(831)
Deposits			(79)
Operating lease liabilities	(1,819)	(1,705)	(1,572)
Accounts payable	541	(1,523)	625
Accrued expenses and other current liabilities	(527)	(10,663)	23,295
Accrued payroll and welfare payable	11	(130)	(290)
Other non-current liabilities	3,552	775
Income tax payable	9	(5)	3
Net cash used in operating activities	(26,929)	(32,743)	(28,413)
Cash flows from investing activities
Cash paid for property and equipment	(220)	(1,175)	(1,428)
Proceeds from the disposal of subsidiaries, net of cash disposed		(372)
Cash received from return of short-term investments			2,360
Cash received for asset acquisition, net of cash paid		46
Cash received from return of long-term investments	228	123	363
Cash received from disposal of cryptocurrency assets	25,386	33,663	36,753
Cryptocurrencies purchased using fiat currency	(9,477)	(2,258)	(14,237)
Proceeds from disposal of property and equipment	14	237	20
Proceeds from disposal of long-term investments			2,333
Loans provided to third parties	(21)	(1,411)
Net cash provided by investing activities	15,910	28,853	26,164
Cash flows from financing activities
Proceeds from the exercise of warrants		30
Proceeds from issuance of ordinary shares under At-The-Market offering	10,629	2,338
Proceeds from issuance of Class A II preference shares	65
Net cash provided by financing activities	10,694	2,368
Effect of exchange rate changes on cash and cash equivalents	(65)	55	(48)
Net decrease in cash and cash equivalents	(390)	(1,467)	(2,297)
Cash and cash equivalents at beginning of the year	1,810	3,277	5,574
Cash and cash equivalents at end of the year	1,420	1,810	3,277
Supplemental disclosures of cash flow information:
Interest received	146	2	242
NON-CASH TRANSACTIONS:
Operating lease right-of-use asset obtained in exchange for operating lease liability	1,209	34	1,587
Payment of expense and non-current assets in the form of cryptocurrencies		148	13,810
Proceeds from disposal of property and equipment in the form of cryptocurrencies		42
Cryptocurrencies paid to purchase mining machines		2,750
Ordinary shares issued and issuable in connection with business combination and asset acquisition	2	15,329
Deposits received from customers of mining data center in the form of cryptocurrencies	815	442
Deposits refund to customers of mining data center in the form of cryptocurrencies		1,194	71
Cryptocurrencies collected from short-term investments		5,506
Cryptocurrencies paid to short-term investments		5,350
Cryptocurrencies collected from disposal of discontinued operation	1,000	1,000
Receivables from disposal and return of long-term investments		303
Cryptocurrencies collected from derivative contracts	8,115	23,109	7,195
Cryptocurrencies paid to derivative contracts	7,639	22,265	8,560
Cumulative effect upon adoption of ASU 2023-08		893
Reallocation of equity interest in subsidiary	9,263
Cryptocurrencies received from disposal of long-term investment	190
Property, plant and equipment transferred from long-term prepayment	$ 15,587	$ 8	$ 4,232